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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MSD Capital, L.P.
Address:          780 Third Avenue, 43rd Floor
                  New York, NY 10017

13F File Number:  28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Marc R. Lisker, Esq.
Title:           General Counsel, MSD Capital, L.P.
Phone:           (212) 303-1668

Signature, Place, and Date of Signing:

     /s/ MARC R. LISKER                     New York, NY           February 14, 2001
-------------------------------         ---------------------      -----------------
          [Signature]                       [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-__________________    ______________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                         --------------

Form 13F Information Table Entry Total:        4
                                         --------------

Form 13F Information Table Value Total:     123,662
                                         --------------
                                           (thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                                                                          VOTING AUTHORITY
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    --------------------
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  ----   ------   ----
EXE TECHNOLOGIES INC      COMMON STOCK    301504106   3,250    250,000 SH            SOLE              250,000    0       0
I-MANY INC                COMMON STOCK    44973Q103  37,172  2,988,687 SH            SOLE            2,988,687    0       0
MCKESSON HBOC INC         COMMON STOCK    58155Q103  82,755  2,305,800 SH            SOLE            2,305,800    0       0
OPUS360 CORPORATION       COMMON STOCK    68400F109     485  1,550,758 SH            SOLE            1,550,758    0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.